STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 11.9%
Advertising - 0.0% (a)
Trade Desk, Inc. - Class A (b)	1,292	$29,315

Alternative Carriers - 0.0% (a)
AST SpaceMobile, Inc. (b)	3	249

Broadcasting - 0.0% (a)
Fox Corp. - Class A	35	2,044
Fox Corp. - Class B	26	1,381
		3,425
Cable & Satellite - 0.0% (a)
EchoStar Corp. - Class A (b)	359	42,028

Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	660	134,554
ROBLOX Corp. - Class A (b)	1,393	78,788
Take-Two Interactive Software, Inc. (b)	559	110,403
		323,745
Interactive Media & Services - 9.9%
Alphabet, Inc. - Class A	17,071	4,908,937
Alphabet, Inc. - Class C	13,699	3,929,695
Match Group, Inc.	337	10,349
Meta Platforms, Inc. - Class A	6,440	3,684,517
Pinterest, Inc. - Class A (b)	1,725	31,637
Reddit, Inc. - Class A (b)	336	45,242
Snap, Inc. - Class A (b)	3,102	14,269
		12,624,646
Movies & Entertainment - 1.6%
Liberty Media Corp.-Liberty Formula One - Class A (b)	42	3,279
Liberty Media Corp.-Liberty Formula One - Class C (b)	593	50,417
Live Nation Entertainment, Inc. (b)	558	85,101
Madison Square Garden Sports Corp. (b)	71	22,819
Netflix, Inc. (b)	12,545	1,206,202
Roku, Inc. (b)	311	29,427
Spotify Technology SA (b)	376	182,326
TKO Group Holdings, Inc.	169	34,079
Walt Disney Co.	2,241	215,988
Warner Bros Discovery, Inc. (b)	7,029	193,016
Warner Music Group Corp. - Class A	343	8,760
		2,031,414
Publishing - 0.0% (a)
New York Times Co. - Class A	392	32,822

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
News Corp. - Class A	343	$8,551
News Corp. - Class B	68	1,939
		43,312
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	248	52,087
Total Communication Services		15,150,221

Consumer Discretionary - 11.7%
Apparel Retail - 0.6%
Burlington Stores, Inc. (b)	160	52,061
Ross Stores, Inc.	794	172,004
TJX Cos., Inc.	3,259	520,462
		744,527
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (b)	177	27,099
Ralph Lauren Corp.	81	27,863
Tapestry, Inc.	465	65,616
		120,578
Automobile Manufacturers - 2.5%
Lucid Group, Inc. (b)	271	2,583
Rivian Automotive, Inc. - Class A (b)	2,566	38,618
Tesla, Inc. (b)	8,612	3,201,511
		3,242,712
Automotive Retail - 0.4%
AutoZone, Inc. (b)	54	182,400
Carvana Co. (b)	388	121,979
O'Reilly Automotive, Inc. (b)	2,422	223,575
Valvoline, Inc. (b)	310	10,441
		538,395
Broadline Retail - 4.7%
Amazon.com, Inc. (b)	28,550	5,946,108
eBay, Inc.	577	52,519
Etsy, Inc. (b)	327	16,343
Ollie's Bargain Outlet Holdings, Inc. (b)	193	17,764
		6,032,734
Casinos & Gaming - 0.2%
Caesars Entertainment, Inc. (b)	612	16,175
Churchill Downs, Inc.	151	13,564
DraftKings, Inc. - Class A (b)	1,533	33,143
Flutter Entertainment PLC (b)	437	44,552
Las Vegas Sands Corp.	1,036	55,820
MGM Resorts International (b)	374	13,842
Sportradar Group AG - Class A (b)	461	7,717

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Wynn Resorts Ltd.	90	$9,140
		193,953
Computer & Electronics Retail - 0.0% (a)
GameStop Corp. - Class A (b)	1,304	30,044

Consumer Electronics - 0.1%
Garmin Ltd.	466	108,117

Distributors - 0.0% (a)
Genuine Parts Co.	28	2,961
Pool Corp.	12	2,428
		5,389
Education Services - 0.0% (a)
Bright Horizons Family Solutions, Inc. (b)	159	13,059
Duolingo, Inc. (b)	99	9,758
		22,817
Footwear - 0.1%
Deckers Outdoor Corp. (b)	304	30,427
NIKE, Inc. - Class B	1,609	84,988
On Holding AG - Class A (b)	598	20,344
		135,759
Home Furnishings - 0.0% (a)
Somnigroup International, Inc.	411	30,381

Home Improvement Retail - 0.5%
Floor & Decor Holdings, Inc. - Class A (b)	293	14,885
Home Depot, Inc.	1,589	522,606
Lowe's Cos., Inc.	647	152,873
		690,364
Homebuilding - 0.1%
Installed Building Products, Inc.	57	15,113
NVR, Inc. (b)	5	32,949
TopBuild Corp. (b)	89	31,266
		79,328
Homefurnishing Retail - 0.1%
RH (b)	13	1,818
Wayfair, Inc. - Class A (b)	214	16,095
Williams-Sonoma, Inc.	213	38,836
		56,749
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. - Class A (b)	1,168	147,495
Booking Holdings, Inc.	97	408,401
Carnival Corp.	3,027	78,339
Choice Hotels International, Inc.	51	5,279

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Expedia Group, Inc.	335	$77,348
Hilton Worldwide Holdings, Inc.	703	213,768
Hyatt Hotels Corp. - Class A	123	17,686
Marriott International, Inc. - Class A	617	201,802
Norwegian Cruise Line Holdings Ltd. (b)	1,366	25,544
Royal Caribbean Cruises Ltd.	693	190,700
Viking Holdings Ltd. (b)	296	21,750
Wyndham Hotels & Resorts, Inc.	25	2,031
		1,390,143
Household Appliances - 0.0% (a)
SharkNinja, Inc. (b)	149	15,779

Leisure Facilities - 0.0% (a)
Planet Fitness, Inc. - Class A (b)	310	23,058

Leisure Products - 0.0% (a)
Hasbro, Inc.	9	842
YETI Holdings, Inc. (b)	154	5,635
		6,477
Other Specialty Retail - 0.1%
Chewy, Inc. - Class A (b)	290	7,830
Five Below, Inc. (b)	149	34,044
Tractor Supply Co.	1,260	57,078
Ulta Beauty, Inc. (b)	116	60,634
		159,586
Restaurants - 1.1%
Aramark	256	10,378
Cava Group, Inc. (b)	168	13,591
Chipotle Mexican Grill, Inc. (b)	4,150	132,842
Darden Restaurants, Inc.	124	24,309
Domino's Pizza, Inc.	70	25,115
DoorDash, Inc. - Class A (b)	1,050	157,658
Dutch Bros, Inc. - Class A (b)	402	20,365
McDonald's Corp.	1,639	509,385
Starbucks Corp.	3,045	272,802
Texas Roadhouse, Inc.	174	28,734
Wingstop, Inc.	67	10,383
Yum! Brands, Inc.	827	128,582
		1,334,144
Specialized Consumer Services - 0.0% (a)
Liberty Live Holdings, Inc. - Class A (b)	32	2,933
Liberty Live Holdings, Inc. - Class C (b)	137	12,893

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Service Corp. International	281	$23,185
		39,011
Total Consumer Discretionary		15,000,045

Consumer Staples - 3.9%
Consumer Staples Merchandise Retail - 2.1%
BJ's Wholesale Club Holdings, Inc. (b)	132	12,991
Costco Wholesale Corp.	1,313	1,308,313
Walmart, Inc.	11,161	1,387,089
		2,708,393
Food Distributors - 0.0% (a)
Sysco Corp.	117	8,346
US Foods Holding Corp. (b)	312	28,769
		37,115
Food Retail - 0.1%
Casey's General Stores, Inc.	101	73,514
Maplebear, Inc. (b)	339	12,699
Sprouts Farmers Market, Inc. (b)	26	2,005
		88,218
Household Products - 0.5%
Church & Dwight Co., Inc.	576	53,752
Clorox Co.	19	1,969
Colgate-Palmolive Co.	1,432	122,049
Procter & Gamble Co.	2,654	383,344
		561,114
Packaged Foods & Meats - 0.1%
Hershey Co.	303	62,991
Marzetti Co.	24	3,320
McCormick & Co., Inc.	308	15,535
Mondelez International, Inc. - Class A	698	40,233
		122,079
Personal Care Products - 0.0% (a)
BellRing Brands, Inc. (b)	347	5,583
elf Beauty, Inc. (b)	143	8,667
Estee Lauder Cos., Inc. - Class A	294	21,101
		35,351
Soft Drinks & Non-alcoholic Beverages - 0.7%
Celsius Holdings, Inc. (b)	575	20,401
Coca-Cola Co.	7,253	551,591
Coca-Cola Consolidated, Inc.	90	17,257
Monster Beverage Corp. (b)	2,090	151,441
PepsiCo, Inc.	882	136,966
Primo Brands Corp.	176	3,314
		880,970

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Tobacco - 0.4%
Philip Morris International, Inc.	3,303	$546,118
Total Consumer Staples		4,979,358

Energy - 0.7%
Coal & Consumable Fuels - 0.0% (a)
Uranium Energy Corp. (b)	1,097	14,810

Integrated Oil & Gas - 0.1%
Exxon Mobil Corp.	705	119,610

Oil & Gas Drilling - 0.0% (a)
Noble Corp. PLC	138	6,771
Transocean Ltd. (b)	533	3,534
		10,305
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	2,155	131,563
Halliburton Co.	255	9,943
SLB Ltd.	1,519	78,061
Weatherford International PLC	174	16,457
		236,024
Oil & Gas Exploration & Production - 0.1%
EQT Corp.	579	36,848
Texas Pacific Land Corp.	168	79,726
Venture Global, Inc. - Class A	104	1,639
Viper Energy, Inc. - Class A	107	5,028
		123,241
Oil & Gas Storage & Transportation - 0.3%
Antero Midstream Corp.	21	479
Cheniere Energy, Inc.	278	78,885
DT Midstream, Inc.	124	16,699
Hess Midstream LP - Class A	301	11,700
Kinetik Holdings, Inc.	137	6,632
Targa Resources Corp.	459	115,085
Williams Cos., Inc.	2,237	162,809
		392,289
Total Energy		896,279

Financials - 8.7%
Asset Management & Custody Banks - 0.6%
Ameriprise Financial, Inc.	67	29,775
Ares Management Corp. - Class A	554	60,441
Bank of New York Mellon Corp.	520	61,688
Blackrock, Inc.	274	263,509

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Blackstone, Inc.	786	$90,382
Blue Owl Capital, Inc. - Class A	1,522	13,896
Galaxy Digital, Inc. - Class A (b)	358	6,605
Hamilton Lane, Inc. - Class A	66	6,560
KKR & Co., Inc.	1,259	116,457
Northern Trust Corp.	22	3,071
SEI Investments Co.	126	9,887
State Street Corp.	281	35,563
TPG, Inc.	68	2,755
		700,589
Commercial & Residential Mortgage Finance - 0.0% (a)
Rocket Cos., Inc. - Class A (b)	335	4,774
UWM Holdings Corp.	94	340
		5,114
Consumer Finance - 0.3%
American Express Co.	1,244	376,285
SoFi Technologies, Inc. (b)	2,866	45,512
Upstart Holdings, Inc. (b)	260	6,669
		428,466
Diversified Banks - 1.8%
Citigroup, Inc.	596	67,592
First Citizens BancShares, Inc. - Class A	3	5,654
JPMorgan Chase & Co.	6,849	2,014,702
Wells Fargo & Co.	1,948	155,080
		2,243,028
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,147	127,799

Financial Exchanges & Data - 1.2%
Cboe Global Markets, Inc.	302	84,883
CME Group, Inc.	674	199,066
Coinbase Global, Inc. - Class A (b)	624	108,957
FactSet Research Systems, Inc.	94	20,397
Intercontinental Exchange, Inc.	1,418	223,023
MarketAxess Holdings, Inc.	66	10,889
Moody's Corp.	477	208,091
Morningstar, Inc.	74	12,510
MSCI, Inc.	232	125,050
Nasdaq, Inc.	1,456	123,600
S&P Global, Inc.	931	395,991
Tradeweb Markets, Inc. - Class A	318	37,416
		1,549,873
Insurance Brokers - 0.4%
Aon PLC - Class A	490	158,162

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Arthur J Gallagher & Co.	700	$151,606
Brown & Brown, Inc.	837	54,581
Marsh & McLennan Cos., Inc.	825	143,096
Ryan Specialty Holdings, Inc.	288	9,717
Willis Towers Watson PLC	119	34,594
		551,756
Investment Banking & Brokerage - 0.8%
Charles Schwab Corp.	3,400	319,532
Evercore, Inc. - Class A	25	7,463
Goldman Sachs Group, Inc.	105	88,829
Houlihan Lokey, Inc.	147	21,112
Interactive Brokers Group, Inc. - Class A	1,274	85,447
LPL Financial Holdings, Inc.	229	68,890
Morgan Stanley	1,469	241,753
PJT Partners, Inc. - Class A	71	9,920
Raymond James Financial, Inc.	241	34,894
Robinhood Markets, Inc. - Class A (b)	2,228	154,401
Stifel Financial Corp.	1	37
		1,032,278
Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (b)	2,628	1,259,338

Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp.	62	9,756
Erie Indemnity Co. - Class A	75	18,848
Kinsale Capital Group, Inc.	60	20,499
Markel Group, Inc. (b)	1	1,914
Progressive Corp.	840	166,522
RLI Corp.	146	8,328
W R Berkley Corp.	103	6,827
		232,694
Regional Banks - 0.0% (a)
Commerce Bancshares, Inc.	77	3,788
Cullen/Frost Bankers, Inc.	23	3,153
First Financial Bankshares, Inc.	135	3,976
Pinnacle Financial Partners, Inc.	40	3,446
TFS Financial Corp.	3	42
Western Alliance Bancorp	54	3,826
		18,231
Transaction & Payment Processing Services - 2.3%
Affirm Holdings, Inc. (b)	610	27,950
Block, Inc. (b)	1,668	100,380
Chime Financial, Inc. - Class A (b)	604	11,313
Corpay, Inc. (b)	170	49,469

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Jack Henry & Associates, Inc.	174	$27,499
Mastercard, Inc. - Class A	2,412	1,205,180
Shift4 Payments, Inc. - Class A (b)	200	8,746
Toast, Inc. - Class A (b)	1,579	41,859
Visa, Inc. - Class A	4,955	1,497,599
WEX, Inc. (b)	76	11,631
		2,981,626
Total Financials		11,130,792

Health Care - 7.0%
Biotechnology - 1.5%
AbbVie, Inc.	2,006	436,285
Alnylam Pharmaceuticals, Inc. (b)	382	126,392
Amgen, Inc.	582	204,777
Atrium Therapeutics, Inc. (b)	44	588
BioMarin Pharmaceutical, Inc. (b)	254	14,348
Bridgebio Pharma, Inc. (b)	514	38,170
CRISPR Therapeutics AG (b)	90	4,281
Cytokinetics, Inc. (b)	329	21,684
Exelixis, Inc. (b)	885	37,958
Gilead Sciences, Inc.	1,210	168,638
Halozyme Therapeutics, Inc. (b)	348	22,491
Incyte Corp. (b)	259	24,377
Insmed, Inc. (b)	599	97,949
Ionis Pharmaceuticals, Inc. (b)	347	26,056
Madrigal Pharmaceuticals, Inc. (b)	47	24,603
Moderna, Inc. (b)	484	24,587
Natera, Inc. (b)	317	63,397
Neurocrine Biosciences, Inc. (b)	287	37,809
Regeneron Pharmaceuticals, Inc.	82	63,357
Revolution Medicines, Inc. (b)	52	5,057
Roivant Sciences Ltd. (b)	1,368	37,894
Summit Therapeutics, Inc. (b)	10	190
United Therapeutics Corp. (b)	130	77,087
Vaxcyte, Inc. (b)	310	18,014
Vertex Pharmaceuticals, Inc. (b)	767	342,496
		1,918,485
Health Care Distributors - 0.0% (a)
McKesson Corp.	25	21,634

Health Care Equipment - 1.6%
Abbott Laboratories	1,469	150,822
Becton Dickinson & Co.	117	18,396
Boston Scientific Corp. (b)	4,488	281,622

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Dexcom, Inc. (b)	1,144	$71,843
Edwards Lifesciences Corp. (b)	1,749	140,060
GE HealthCare Technologies, Inc.	466	33,170
Glaukos Corp. (b)	157	16,903
Globus Medical, Inc. - Class A (b)	300	25,848
Hologic, Inc. (b)	32	2,419
IDEXX Laboratories, Inc. (b)	233	130,920
Insulet Corp. (b)	224	47,004
Intuitive Surgical, Inc. (b)	1,064	490,493
Masimo Corp. (b)	140	24,902
Medtronic PLC	486	42,112
Penumbra, Inc. (b)	105	34,479
ResMed, Inc.	468	105,057
STERIS PLC	289	63,907
Stryker Corp.	1,050	345,019
		2,024,976
Health Care Facilities - 0.1%
Encompass Health Corp.	191	18,475
Ensign Group, Inc.	135	27,203
HCA Healthcare, Inc.	235	111,211
		156,889
Health Care Services - 0.0% (a)
Chemed Corp.	41	15,488
Guardant Health, Inc. (b)	317	29,281
Hims & Hers Health, Inc. (b)	545	11,314
Option Care Health, Inc. (b)	428	11,522
		67,605
Health Care Supplies - 0.1%
Align Technology, Inc. (b)	52	8,914
Cooper Cos., Inc. (b)	350	25,025
Lantheus Holdings, Inc. (b)	164	12,439
Medline, Inc. (b)	233	10,369
Solventum Corp. (b)	173	11,297
		68,044
Health Care Technology - 0.1%
Doximity, Inc. - Class A (b)	285	6,641
Veeva Systems, Inc. - Class A (b)	446	78,344
		84,985
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	626	71,352
Bio-Rad Laboratories, Inc. - Class A (b)	5	1,394
Bio-Techne Corp.	394	20,590
Bruker Corp.	275	9,933
Charles River Laboratories International, Inc. (b)	127	21,908

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Danaher Corp.	982	$186,187
ICON PLC (b)	101	11,177
Illumina, Inc. (b)	372	45,853
IQVIA Holdings, Inc. (b)	326	55,596
Medpace Holdings, Inc. (b)	65	31,212
Mettler-Toledo International, Inc. (b)	70	88,284
QIAGEN NV	311	12,452
Repligen Corp. (b)	144	16,966
Sotera Health Co. (b)	289	4,144
Tempus AI, Inc. - Class A (b)	306	13,837
Thermo Fisher Scientific, Inc.	821	403,546
Waters Corp. (b)	278	82,788
West Pharmaceutical Services, Inc.	193	48,374
		1,125,593
Managed Health Care - 0.0% (a)
HealthEquity, Inc. (b)	294	24,570

Pharmaceuticals - 2.7%
Elanco Animal Health, Inc. (b)	265	6,341
Eli Lilly & Co.	2,521	2,318,740
Johnson & Johnson	3,463	846,496
Merck & Co., Inc.	2,117	254,654
Royalty Pharma PLC - Class A	38	1,823
Zoetis, Inc.	732	86,530
		3,514,584
Total Health Care		9,007,365

Industrials - 10.8%
Aerospace & Defense - 3.0%
AeroVironment, Inc. (b)	117	21,417
ATI, Inc. (b)	351	51,057
Axon Enterprise, Inc. (b)	228	96,829
Boeing Co. (b)	2,273	452,395
BWX Technologies, Inc.	309	63,187
Carpenter Technology Corp.	144	56,758
Curtiss-Wright Corp.	110	74,923
FTAI Aviation Ltd.	274	67,130
General Dynamics Corp.	364	124,932
General Electric Co.	3,029	859,539
HEICO Corp.	97	26,597
HEICO Corp. - Class A	277	58,472
Hexcel Corp.	83	6,717
Howmet Aerospace, Inc.	1,194	275,169
Huntington Ingalls Industries, Inc.	27	10,257

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Karman Holdings, Inc. (b)	290	$23,215
Kratos Defense & Security Solutions, Inc. (b)	506	35,678
L3Harris Technologies, Inc.	408	140,821
Leonardo DRS, Inc.	220	9,794
Lockheed Martin Corp.	262	158,350
Moog, Inc. - Class A	73	21,363
Northrop Grumman Corp.	251	171,242
Rocket Lab Corp. (b)	1,512	97,101
RTX Corp.	3,464	668,206
StandardAero, Inc. (b)	171	4,417
Textron, Inc.	103	9,019
TransDigm Group, Inc.	155	179,639
Woodward, Inc.	151	54,046
		3,818,270
Agricultural & Farm Machinery - 0.3%
Deere & Co.	583	328,404
Toro Co.	36	3,364
		331,768
Air Freight & Logistics - 0.0% (a)
CH Robinson Worldwide, Inc.	92	15,278
Expeditors International of Washington, Inc.	56	8,021
GXO Logistics, Inc. (b)	126	6,533
		29,832
Building Products - 0.5%
A O Smith Corp.	13	857
AAON, Inc.	199	16,467
Advanced Drainage Systems, Inc.	175	23,998
Allegion PLC	161	23,392
Armstrong World Industries, Inc.	56	9,229
Carlisle Cos., Inc.	9	3,003
Carrier Global Corp.	1,142	64,306
Johnson Controls International PLC	1,368	179,140
Lennox International, Inc.	93	43,164
Masco Corp.	285	17,205
Simpson Manufacturing Co., Inc.	76	13,043
Trane Technologies PLC	673	280,466
Trex Co., Inc. (b)	307	11,181
		685,451
Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	119	25,216
Landstar System, Inc.	53	8,496
Old Dominion Freight Line, Inc.	582	113,723
Saia, Inc. (b)	64	22,482

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
XPO, Inc. (b)	342	$66,536
		236,453
Construction & Engineering - 0.6%
AECOM	293	24,852
API Group Corp. (b)	886	35,901
Comfort Systems USA, Inc.	105	144,794
Dycom Industries, Inc. (b)	88	29,816
EMCOR Group, Inc.	127	93,765
Everus Construction Group, Inc. (b)	111	13,105
IES Holdings, Inc. (b)	17	8,100
MasTec, Inc. (b)	163	52,444
Quanta Services, Inc.	465	255,294
Sterling Infrastructure, Inc. (b)	93	37,876
Valmont Industries, Inc.	22	8,791
WillScot Holdings Corp.	562	9,756
		714,494
Construction Machinery & Heavy Transportation Equipment - 1.1%
Allison Transmission Holdings, Inc.	37	4,331
Caterpillar, Inc.	1,364	966,340
Cummins, Inc.	318	171,090
Federal Signal Corp.	188	20,330
PACCAR, Inc.	545	62,948
Westinghouse Air Brake Technologies Corp.	511	127,704
		1,352,743
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	323	52,481
Genpact Ltd.	33	1,229
SS&C Technologies Holdings, Inc.	299	20,204
		73,914
Diversified Support Services - 0.2%
Cintas Corp.	948	160,345
Copart, Inc. (b)	2,609	86,619
		246,964
Electrical Components & Equipment - 1.1%
Acuity, Inc.	83	23,258
AMETEK, Inc.	671	143,836
Eaton Corp. PLC	1,183	423,124
Emerson Electric Co.	1,302	170,588
Generac Holdings, Inc. (b)	106	20,705
Hubbell, Inc.	189	92,750
Nextpower, Inc. - Class A (b)	436	52,560
nVent Electric PLC	477	56,419
Regal Rexnord Corp.	31	5,805
Rockwell Automation, Inc.	341	122,378

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Vertiv Holdings Co. - Class A	1,094	$274,134
		1,385,557
Environmental & Facilities Services - 0.4%
Clean Harbors, Inc. (b)	130	37,275
Republic Services, Inc.	630	137,983
Rollins, Inc.	868	46,360
Tetra Tech, Inc.	715	21,536
Veralto Corp.	683	60,391
Waste Management, Inc.	1,069	245,645
		549,190
Heavy Electrical Equipment - 0.6%
Bloom Energy Corp. - Class A (b)	641	86,849
GE Vernova, Inc.	797	695,701
NuScale Power Corp. (b)	294	3,187
		785,737
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	882	179,205
Paychex, Inc.	338	31,136
Paycom Software, Inc.	185	22,485
Paylocity Holding Corp. (b)	143	15,450
		248,276
Industrial Conglomerates - 0.2%
3M Co.	371	53,880
Honeywell International, Inc.	1,086	245,469
		299,349
Industrial Machinery & Supplies & Components - 0.9%
Chart Industries, Inc. (b)	149	30,806
Crane Co.	147	25,137
Donaldson Co., Inc.	142	12,052
Dover Corp.	187	38,980
Esab Corp.	150	14,499
Flowserve Corp.	96	7,057
Fortive Corp.	299	16,529
Gates Industrial Corp. PLC (b)	74	1,673
Graco, Inc.	359	30,389
IDEX Corp.	96	18,197
Illinois Tool Works, Inc.	537	139,776
Ingersoll Rand, Inc.	1,180	94,542
ITT, Inc.	175	33,343
Lincoln Electric Holdings, Inc.	152	37,860
Middleby Corp. (b)	60	7,955
Mueller Industries, Inc.	138	15,290
Nordson Corp.	143	38,047
Otis Worldwide Corp.	911	70,220

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Parker-Hannifin Corp.	379	$339,296
Pentair PLC	470	40,942
RBC Bearings, Inc. (b)	79	42,906
Snap-on, Inc.	29	10,533
SPX Technologies, Inc. (b)	143	28,591
Symbotic, Inc. (b)	51	2,713
Watts Water Technologies, Inc. - Class A	48	13,934
Xylem, Inc.	647	77,316
		1,188,583
Office Services & Supplies - 0.0% (a)
MSA Safety, Inc.	53	8,689

Passenger Airlines - 0.0% (a)
Joby Aviation, Inc. (b)	1,315	10,862
Southwest Airlines Co.	452	16,982
		27,844
Passenger Ground Transportation - 0.4%
Grab Holdings Ltd. - Class A (b)	8,319	30,447
Lyft, Inc. - Class A (b)	929	12,356
Uber Technologies, Inc. (b)	6,340	456,036
		498,839
Rail Transportation - 0.3%
CSX Corp.	3,116	127,912
Norfolk Southern Corp.	275	78,925
Union Pacific Corp.	591	143,388
		350,225
Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (b)	187	4,877
Booz Allen Hamilton Holding Corp.	154	12,017
CACI International, Inc. - Class A (b)	43	23,386
Equifax, Inc.	245	44,117
FTI Consulting, Inc. (b)	97	17,147
Jacobs Solutions, Inc.	177	22,529
Leidos Holdings, Inc.	180	27,994
Parsons Corp. (b)	213	11,538
TransUnion	573	39,646
UL Solutions, Inc.	92	7,885
Verisk Analytics, Inc.	398	75,520
		286,656
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	118	31,308
Core & Main, Inc. - Class A (b)	687	33,938
Fastenal Co.	3,451	160,126
Ferguson Enterprises, Inc.	416	97,036

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MSC Industrial Direct Co., Inc. - Class A	16	$1,476
QXO, Inc. (b)	1,614	31,344
SiteOne Landscape Supply, Inc. (b)	80	10,649
United Rentals, Inc.	180	131,141
Watsco, Inc.	85	30,922
WESCO International, Inc.	12	3,283
WW Grainger, Inc.	144	157,077
		688,300
Total Industrials		13,807,134

Information Technology - 40.7% (c)
Application Software - 3.0%
Adobe, Inc. (b)	842	204,673
Appfolio, Inc. - Class A (b)	34	5,366
AppLovin Corp. - Class A (b)	758	301,684
Atlassian Corp. - Class A (b)	445	30,371
Aurora Innovation, Inc. (b)	2,899	11,944
Autodesk, Inc. (b)	630	150,822
Bentley Systems, Inc. - Class B	629	22,090
BILL Holdings, Inc. (b)	299	11,452
BitMine Immersion Technologies, Inc.	1,125	22,252
Cadence Design Systems, Inc. (b)	825	229,243
CCC Intelligent Solutions Holdings, Inc. (b)	843	5,058
Circle Internet Group, Inc. (b)	533	50,854
Datadog, Inc. - Class A (b)	946	111,675
Docusign, Inc. (b)	589	27,924
Dropbox, Inc. - Class A (b)	682	15,495
Dynatrace, Inc. (b)	968	35,797
Elastic NV (b)	293	14,647
Fair Isaac Corp. (b)	77	82,201
Figma, Inc. - Class A (b)	68	1,438
Freshworks, Inc. - Class A (b)	569	4,569
Guidewire Software, Inc. (b)	287	42,924
HubSpot, Inc. (b)	141	34,418
Intuit, Inc.	822	355,416
Klaviyo, Inc. - Class A (b)	66	1,284
Manhattan Associates, Inc. (b)	162	21,565
Nutanix, Inc. - Class A (b)	661	25,125
Palantir Technologies, Inc. - Class A (b)	6,489	949,211
Pegasystems, Inc.	154	6,554
Procore Technologies, Inc. (b)	144	8,208
PTC, Inc. (b)	375	53,434
Roper Technologies, Inc.	170	60,156
SailPoint, Inc. (b)	207	2,741

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Salesforce, Inc.	2,691	$502,329
Samsara, Inc. - Class A (b)	595	18,856
ServiceTitan, Inc. - Class A (b)	162	10,281
SPS Commerce, Inc. (b)	103	5,734
Synopsys, Inc. (b)	534	211,720
Trimble, Inc. (b)	610	39,790
Tyler Technologies, Inc. (b)	137	46,906
Unity Software, Inc. (b)	695	15,248
Vertex, Inc. - Class A (b)	174	2,069
Workday, Inc. - Class A (b)	625	81,200
Zoom Communications, Inc. - Class A (b)	276	22,188
		3,856,912
Communications Equipment - 1.0%
Arista Networks, Inc. (b)	3,019	370,673
Ciena Corp. (b)	422	163,833
Cisco Systems, Inc.	5,373	416,891
F5, Inc. (b)	105	30,380
Lumentum Holdings, Inc. (b)	186	130,713
Motorola Solutions, Inc.	495	214,815
		1,327,305
Electronic Components - 0.7%
Amphenol Corp. - Class A	3,687	465,853
Coherent Corp. (b)	406	96,713
Corning, Inc.	1,920	261,062
Littelfuse, Inc.	40	13,574
		837,202
Electronic Equipment & Instruments - 0.2%
Advanced Energy Industries, Inc.	99	31,948
Cognex Corp.	422	20,674
Keysight Technologies, Inc. (b)	445	125,655
Ralliant Corp.	268	11,146
Teledyne Technologies, Inc. (b)	146	88,332
Zebra Technologies Corp. - Class A (b)	3	627
		278,382
Electronic Manufacturing Services - 0.2%
Flex Ltd. (b)	214	14,008
Jabil, Inc.	166	44,095
TE Connectivity PLC	552	115,379
TTM Technologies, Inc. (b)	258	25,134
		198,616
Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc. (b)	186	21,362
Applied Digital Corp. (b)	196	4,653
Cloudflare, Inc. - Class A (b)	836	172,500

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
CoreWeave, Inc. - Class A (b)	861	$66,702
GoDaddy, Inc. - Class A (b)	418	34,556
MongoDB, Inc. (b)	248	60,703
Okta, Inc. (b)	546	42,976
Snowflake, Inc. - Class A (b)	914	137,849
Twilio, Inc. - Class A (b)	424	53,348
VeriSign, Inc.	274	68,051
		662,700
IT Consulting & Other Services - 0.5%
Accenture PLC - Class A	735	145,743
Cognizant Technology Solutions Corp. - Class A	13	798
EPAM Systems, Inc. (b)	128	17,331
Gartner, Inc. (b)	237	37,527
Globant SA (b)	175	8,069
International Business Machines Corp.	1,820	441,150
		650,618
Semiconductor Materials & Equipment - 1.9%
Amkor Technology, Inc.	44	1,981
Applied Materials, Inc.	2,290	782,699
Enphase Energy, Inc. (b)	457	17,279
Entegris, Inc.	440	51,586
KLA Corp.	398	586,019
Lam Research Corp.	3,614	772,167
MKS, Inc.	133	30,565
Onto Innovation, Inc. (b)	133	27,274
Qnity Electronics, Inc.	445	51,344
Teradyne, Inc.	419	124,217
		2,445,131
Semiconductors - 15.7%
Advanced Micro Devices, Inc. (b)	4,853	987,246
Analog Devices, Inc.	1,316	418,672
Astera Labs, Inc. (b)	365	40,004
Broadcom, Inc.	13,772	4,262,572
Cirrus Logic, Inc. (b)	155	22,416
Credo Technology Group Holding Ltd. (b)	429	40,270
First Solar, Inc. (b)	295	58,192
GLOBALFOUNDRIES, Inc. (b)	150	6,672
Intel Corp. (b)	3,553	156,794
Lattice Semiconductor Corp. (b)	358	33,208
MACOM Technology Solutions Holdings, Inc. (b)	185	41,083
Marvell Technology, Inc.	2,413	239,008
Microchip Technology, Inc.	699	45,162
Micron Technology, Inc.	2,579	871,289
Monolithic Power Systems, Inc.	154	168,376

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
NVIDIA Corp.	69,105	$12,051,912
NXP Semiconductors NV	404	79,532
ON Semiconductor Corp. (b)	726	44,954
QUALCOMM, Inc.	366	47,134
Rambus, Inc. (b)	304	26,153
Silicon Laboratories, Inc. (b)	56	11,656
SiTime Corp. (b)	51	17,613
Texas Instruments, Inc.	1,710	331,979
Universal Display Corp.	79	7,241
		20,009,138
Systems Software - 7.9%
Commvault Systems, Inc. (b)	137	10,671
Crowdstrike Holdings, Inc. - Class A (b)	716	279,534
Dolby Laboratories, Inc. - Class A	72	4,324
Fortinet, Inc. (b)	1,769	144,563
Gen Digital, Inc.	736	13,859
Gitlab, Inc. - Class A (b)	285	6,167
Microsoft Corp.	21,919	8,113,756
Monday.com Ltd. (b)	92	6,358
Nebius Group NV (b)	546	56,653
Oracle Corp.	4,940	726,724
Palo Alto Networks, Inc. (b)	2,295	367,934
Qualys, Inc. (b)	64	5,623
Rubrik, Inc. - Class A (b)	255	12,487
SentinelOne, Inc. - Class A (b)	667	8,591
ServiceNow, Inc. (b)	3,042	318,041
UiPath, Inc. - Class A (b)	1,140	12,654
Zscaler, Inc. (b)	276	38,720
		10,126,659
Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	42,707	10,838,609
Everpure, Inc. - Class A (b)	873	51,542
IonQ, Inc. (b)	955	27,533
NetApp, Inc.	198	20,273
Sandisk Corp. (b)	411	261,125
Seagate Technology Holdings PLC	528	206,849
Super Micro Computer, Inc. (b)	1,485	33,813
Western Digital Corp.	928	251,015
		11,690,759
Total Information Technology		52,083,422

Materials - 1.7%
Construction Materials - 0.3%
CRH PLC	1,153	121,203

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Eagle Materials, Inc.	104	$19,703
James Hardie Industries PLC (b)	1,610	30,494
Martin Marietta Materials, Inc.	165	97,132
Vulcan Materials Co.	400	108,920
		377,452
Copper - 0.1%
Freeport-McMoRan, Inc.	2,173	127,729

Diversified Metals & Mining - 0.0% (a)
MP Materials Corp. (b)	445	21,476

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	966	80,864

Gold - 0.3%
Coeur Mining, Inc. (b)	1,491	27,986
Newmont Corp.	2,917	315,765
Royal Gold, Inc.	227	57,769
		401,520
Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	226	65,651
Linde PLC	1,053	522,035
		587,686
Metal, Glass & Plastic Containers - 0.0% (a)
AptarGroup, Inc.	64	8,065

Paper & Plastic Packaging Products & Materials - 0.0% (a)
Avery Dennison Corp.	37	6,389
Packaging Corp. of America	95	20,161
		26,550
Silver - 0.0% (a)
Hecla Mining Co.	1,668	31,075

Specialty Chemicals - 0.4%
Albemarle Corp.	354	63,554
Axalta Coating Systems Ltd. (b)	351	9,723
Ecolab, Inc.	757	201,377
RPM International, Inc.	284	28,230
Sherwin-Williams Co.	679	217,653
Solstice Advanced Materials, Inc.	289	22,010
		542,547
Steel - 0.0% (a)
Cleveland-Cliffs, Inc. (b)	1,356	11,458

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Reliance, Inc.	2	$608
		12,066
Total Materials		2,217,030

Real Estate - 0.2%
Real Estate Development - 0.0% (a)
Howard Hughes Holdings, Inc. (b)	48	3,036

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (b)	804	108,910
Compass, Inc. - Class A (b)	1,630	11,915
CoStar Group, Inc. (b)	1,180	47,601
Jones Lang LaSalle, Inc. (b)	13	3,956
Zillow Group, Inc. - Class A (b)	68	2,815
Zillow Group, Inc. - Class C (b)	386	15,973
		191,170
Total Real Estate		194,206

Utilities - 0.9%
Electric Utilities - 0.6%
Alliant Energy Corp.	171	12,271
American Electric Power Co., Inc.	107	14,025
Constellation Energy Corp.	932	260,261
Entergy Corp.	189	21,236
IDACORP, Inc.	33	4,718
NextEra Energy, Inc.	3,687	342,449
NRG Energy, Inc.	291	42,527
Oklo, Inc. (b)	354	17,555
PPL Corp.	241	9,206
Southern Co.	367	35,423
TXNM Energy, Inc.	68	3,975
Xcel Energy, Inc.	18	1,430
		765,076
Gas Utilities - 0.0% (a)
Atmos Energy Corp.	203	37,498

Independent Power Producers & Energy Traders - 0.2%
Talen Energy Corp. (b)	111	35,435
Vistra Corp.	1,092	164,160
		199,595
Multi-Utilities - 0.1%
Ameren Corp.	190	20,885
CenterPoint Energy, Inc.	398	17,178
CMS Energy Corp.	92	7,137

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
NiSource, Inc.	356	$16,611
Public Service Enterprise Group, Inc.	163	13,195
WEC Energy Group, Inc.	134	15,513
		90,519
Renewable Electricity - 0.0% (a)
Clearway Energy, Inc. - Class A	51	1,997
Clearway Energy, Inc. - Class C	34	1,336
		3,333
Water Utilities - 0.0% (a)
American Water Works Co., Inc.	199	27,082
Total Utilities		1,123,103
TOTAL COMMON STOCKS (Cost $93,807,044)		125,588,955

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
Data Center REITs - 0.4%
Digital Realty Trust, Inc.	1,021	183,994
Equinix, Inc.	282	276,428
		460,422
Health Care REITs - 0.4%
Healthcare Realty Trust, Inc.	818	13,898
Healthpeak Properties, Inc.	59	969
Ventas, Inc.	1,362	111,384
Welltower, Inc.	2,064	408,074
		534,325
Hotel & Resort REITs - 0.0% (a)
Host Hotels & Resorts, Inc.	1,281	24,544
Ryman Hospitality Properties, Inc.	244	22,514
		47,058
Industrial REITs - 0.3%
Americold Realty Trust, Inc.	25	287
EastGroup Properties, Inc.	120	22,211
First Industrial Realty Trust, Inc.	315	18,223
Prologis, Inc.	2,167	286,434
Rexford Industrial Realty, Inc.	154	5,040
STAG Industrial, Inc.	286	10,313
		342,508
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	115	18,785
Camden Property Trust	292	28,517
Equity Residential	440	26,026
Essex Property Trust, Inc.	86	20,812
Mid-America Apartment Communities, Inc.	161	19,662

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
UDR, Inc.	999	$33,746
		147,548
Office REITs - 0.0% (a)
Vornado Realty Trust	315	8,187

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	701	71,600
Lamar Advertising Co. - Class A	64	8,106
		79,706
Retail REITs - 0.2%
Agree Realty Corp.	238	17,940
Brixmor Property Group, Inc.	56	1,613
Federal Realty Investment Trust	49	5,204
Kimco Realty Corp.	191	4,292
Realty Income Corp.	1,762	107,799
Regency Centers Corp.	88	6,658
Simon Property Group, Inc.	388	72,374
		215,880
Self-Storage REITs - 0.1%
CubeSmart	326	11,948
Extra Space Storage, Inc.	300	39,339
National Storage Affiliates Trust	68	2,566
Public Storage	208	56,343
		110,196
Single-Family Residential REITs - 0.0% (a)
American Homes 4 Rent - Class A	832	23,229
Equity LifeStyle Properties, Inc.	396	24,718
Invitation Homes, Inc.	270	6,710
		54,657
Telecom Tower REITs - 0.1%
American Tower Corp.	683	117,872
Crown Castle, Inc.	132	10,733
SBA Communications Corp.	306	52,666
		181,271
Timber REITs - 0.0% (a)
Weyerhaeuser Co.	279	6,816
Total Real Estate		2,188,574
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,956,336)		2,188,574

CONTINGENT VALUE RIGHTS - 0.0% (a)
Health Care - 0.0% (a)
ABIOMED INC, Expires, Exercise Price $0.00 (b)(d)	4	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares		Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (e)	282,779		$282,779
TOTAL MONEY MARKET FUNDS (Cost $282,779)			282,779

TOTAL INVESTMENTS - 100.1% (Cost $96,046,159)			$128,060,308
Liabilities in Excess of Other Assets - (0.1)%		(0.00090)	(115,018)
TOTAL NET ASSETS - 100.0%			$127,945,290

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 GROWTH ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive 1000 Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments:
Common Stocks	$125,588,955	$—	$—	$125,588,955
Real Estate Investment Trusts	2,188,574	—	—	2,188,574
Contingent Value Rights	—	—	0(b)	0(b)
Money Market Funds	282,779	—	—	282,779
Total Investments	$128,060,308	$—	$ 0(b)	$128,060,308
(a) Management has determined that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.
(b) Represents less than 0.05% of net assets
Refer to the Schedule of Investments for further disaggregation of investment categories.